Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Borrowings
(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2021		2022
Short-term borrowings
Bank overdrafts	JP Morgan and others	March, 2022~ December, 2022	January, 2023~ December, 2023	1.20~7.38	￦	118,558	197,718
Short-term borrowings	HSBC and others	January, 2022~ December, 2022	January, 2023~ December, 2023	0.22~18.20		4,991,866	6,635,402

						5,110,424	6,833,120

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	November, 2004~October, 2022	February, 2023~ December, 2023	0.75~16.50		992,154	2,302,592
Current portion of debentures	Merrill lynch and others	October, 2013~ September, 2021	January, 2023~ October, 2023	1.44~5.99		2,731,321	2,782,049
Less: Current portion of discount on debentures issued						(3,832)	(1,767)

						3,719,643	5,082,874

					￦	8,830,067	11,915,994

Summary Disclosure of Detailed Information about Exchangeable Bonds Explanatory

Foreign currency exchangable bonds
Type of bond	Exchangable bonds
Aggregate principal amount	EUR 1,065,900,000
Interest rate	- Coupon rate : -
- Yield to Maturity : (0.78%)
Maturity date	September 1, 2026
Redemption
1) Redemption at Maturity : Outstanding bond principal, which is not repaid early or which call option is not exercised on, is repaid at maturity as a lump sum
2) Prepayment : The issuer has call option and the bondholders have put option

Exchange rate	100%
Exchange price (Won/share)	463,438(*)
Underlying shares exchange	Registered common shares (treasury shares)
Exchange period	From October 12, 2021 to August 22, 2026
Adjustments for exchange price	Adjusting the exchange price according to the terms and conditions of the bond in the events of reason for adjusting the exchange price such as, bonus issue, share split, share consolidation, change of share type, issuannce of options or warranties to shareholders, share dividend, cash dividend, issuance of new shares under the market price.
Put option by bondholders
- 3 years(September 1, 2024) from the closing date
- In the event of a change of control of the Company
- Where the shares issued by the Company are delisted (or suspended for more than 30 consecutive trading days)

Call option by the Issuer
- Share price(based on closing price) is higher than 130% of exchange price for more than 20 trading days during 30 consecutive trading days in a row, after 3 years (September 1, 2024) from the closing day to 30 business days before the maturity of bonds.
- When the outstanding balance of outstanding bonds is less than 10% of the total issuance(Clean-Up
Call)
- Where additional reasons for tax burden arise due to the amendment of relevant laws and regulations, etc.

(*)	The exchange price has changed due to cash dividends during the year ended December 31, 2022.

The Company has designated exchangeable bonds listed on the Singapore Stock Exchange as financial liabilities measured at fair value through profit or loss. The quoted transaction price is used in fair value measurement, and changes in fair value are recognized in profit or loss.

Summary of Assets Pledges as Collateral
(c)	Assets pledged as collateral with regard to the borrowings as of December 31, 2022 are as follows:

(in millions of Won)	Bank	Book value		Pledged amount
Property, plant and equipment and Investment property	Korea Development Bank and others	￦	4,666,691	6,044,317
Trade accounts and notes receivable	Korea Development Bank and others		215,133	215,133
Financial instruments	Woori Bank and others		16,923	16,924

		￦	4,898,747	6,276,374

Long-term borrowings [member]
Statement [LineItems]
Summary of Borrowings
(b)	Long-term borrowings, excluding current portion as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2021		2022
Long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ November, 2022	July, 2024~ March, 2040	0.19~8.50	￦	3,841,375	2,718,212
Less: Present value discount						(12,530)	(8,951)
Bonds	KB Securities co.,Ltd. and others	July, 2015~ October, 2022	January, 2024~ May, 2032	0.50~4.60		7,671,755	8,351,006
Less: Discount on debentures issued						(24,644)	(28,893)
Exchangeable bonds(*1)	Foreign currency exchangeable bonds	September, 2021	September, 2026			1,435,193	1,358,294

					￦	12,911,149	12,389,668